Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 - Income Taxes

A.	Tax rates

Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

The Company’s US subsidiary, Chemomab Therapeutics Inc. ("Chemomab Inc.) is taxed separately under the U.S. tax laws.

Chemomab Inc. is subject to a federal flat income tax rate of 21% and state income taxes as applicable.

B.	Tax assessments

As of December 31, 2025, the Company’s tax assessments are considered final up to and including the following years: the tax assessment of Chemomab Ltd. for the year ended December 31, 2020, and the tax assessments of Chemomab Therapeutics Ltd. and Chemomab Therapeutics Israel Ltd. for the year ended December 31, 2019.

C.	Losses for tax purposes carried forward in future years

As of December 31, 2025 and 2024, the Company and its subsidiaries had net operating loss carryforwards of approximately $192 million and $176 million, respectively, which may be carried forward indefinitely to offset future taxable income, subject to applicable tax regulations in the relevant jurisdictions.

D.	Deferred taxes

In respect of:

	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Net operating loss carryforward	44,464	*40,755
Capital losses	3,271	-
Share-based compensation expense	374	351
Capitalized research and development costs	1,742	3,103
Other	8	10
Deferred tax assets	49,859	44,219
Less - valuation allowance	(49,859)	(44,219)

Net deferred tax assets, net of valuantion allowance	-	-

*This excludes capital losses of approximately $14,223 thousands for which the Company has recorded a full valuation allowance.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. A valuation allowance is provided when it is more likely than not that deferred tax assets will not be realized.

The Company has established a valuation allowance to offset deferred tax assets as of December 31, 2025 and 2024 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.

The Company realized a benefit of deferred tax assets in 2025 in the amount of $544 thousand which was offset by a valuation allowance.

E.	Roll forward of valuation allowance

USD thousands
Balance at December 31, 2022	$41,195
Currency translation Income	(3,295)
Increase in valuation allowance	5,571
Balance at December 31, 2023	$43,471
Currency translation Income	(2,459)
Increase in valuation allowance	3,207
Balance at December 31, 2024	44,219
Increase in valuation allowance for capital losses	3,271
Increase in valuation allowance	2,916
Decrease in valuation allowance	(547)
Net increase during the year	5,640
Balance at December 31, 2025	49,859

F.	Reconciliation of theoretical income tax expense to actual income tax expense

A reconciliation of the Company’s theoretical income tax expense at the Israeli statutory income tax rate, the income tax rate in our country of tax domicile, to actual income tax expense is as follows:

	2025 Amount	%
Israeli statutory income tax rate	(2,069)	23.0%
Nontaxable income or nondeductible expenses:
Share-based compensation	120	(1.3)%
Other	5	(0.1)%
Change in valuation allowance	2,297	(25.5)%
Other	(344)	3.8%

Foreign tax effects	(9)	0.1%

Actual income tax expenses	-	0.0%

	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands

Loss before income taxes	(13,945)	(24,221)
Statutory tax rate	23%	23%
Theoretical tax benefit	(3,207)	(5,571)

Change in temporary differences for which deferred taxes were not recognized	858	(1,177)
Tax rate differential	9	10
Non-deductible expenses	148	346
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	2,192	6,392
Actual income tax expense (Benefit)	-	-

G.	Income (Loss) Before Income Taxes by Jurisdiction

In respect of:

	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Israel	(9,035)	(13,925)	(23,534)
Foreign	40	(20)	(687)

Total	(8,995)	(13,945)	(24,221)

H.	Accounting for uncertainty in income taxes

As of December 31, 2025, the Company did not have any unrecognized tax benefits and does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. The Company’s accounting policy is to accrue interest and penalties related to income taxes as a component of income tax expense.